Noncontrolling interest	12 Months Ended
Dec. 31, 2010
Noncontrolling interest [Abstract]
Noncontrolling interest

25.	Noncontrolling interest

Noncontrolling interest represents the equity for the outstanding voting stock of subsidiaries not owned by the Company (see Note 37). The changes in noncontrolling interest in 2008, 2009 and 2010 consisted of noncontrolling interest in net income of subsidiaries, noncontrolling interest in changes in other comprehensive income of subsidiaries and changes in noncontrolling interest resulting from acquisitions and changes in the ownership percentage of subsidiaries.

The Company acquired the remaining 30% interest in Woori Credit Suisse Asset Management from Credit Suisse Asset Management in October 2009 and the remaining 49% interest in Woori SB Asset Management from CRT 9 Yugen Kaisha in December 2009. As a result, Woori Credit Suisse Asset Management and Woori SB Asset Management became wholly owned subsidiaries of the Company. After acquisition, Woori Credit Suisse Asset Management and Woori SB Asset Management changed its name to Woori Asset Management and Woori AMC, respectively. In addition, the Company acquired 2.41% interest in Woori Financial in October 2009. In 2010, there was no change in noncontrolling interest resulting from acquisitions and changes in the ownership percentage of subsidiaries.

In 2009, the effect of changes in the Company’s ownership interest in its subsidiaries is as following:

Korean Won
(in millions)
2009

Net income attributable to common stockholders	1,134,567
Transfer from (to) noncontrolling interest
Changes in capital surplus resulting from purchase of 1,998,600 Woori Asset Management common shares (30)%	(27,555)
Change in capital surplus resulting from purchase of 392,000 Woori AMC common shares (49)%	(2,142)
Change in capital surplus resulting from purchase of 409,484 Woori Financial common shares (2.41)%	677

Change from net income attributable to common stockholders and transfer from (to) noncontrolling interest	1,105,547